Average balance sheet and interest rates (Tables)	6 Months Ended
Mar. 31, 2020
Average balance sheet and interest rates
Summary of the average daily balances of the Group's interest earning assets and interest bearing liabilities

	Half Year March 2020			Half Year Sept 2019			Half Year March 2019
	Average		Average	Average		Average	Average		Average
	balance	Interest	rate	balance	Interest	rate	balance	Interest	rate
	$m	$m	%	$m	$m	%	$m	$m	%
Assets
Interest earning assets
Collateral paid	13,126	69	1.1	11,368	99	1.7	10,275	102	2.0
Trading securities and financial assets measured at FVIS	27,237	234	1.7	30,174	328	2.2	27,968	334	2.4
Investment securities	72,352	881	2.4	67,250	961	2.9	60,305	958	3.2
Loans and other receivables[1]	700,256	13,500	3.9	694,373	14,866	4.3	696,112	15,574	4.5
Total interest earning assets and interest income	812,971	14,684	3.6	803,165	16,254	4.0	794,660	16,968	4.3
Non-interest earning assets
Derivative financial instruments	30,617			27,818			24,090
Life insurance assets	6,831			10,026			9,192
All other assets[2]	61,945			61,244			59,212
Total non-interest earning assets	99,393			99,088			92,494
Total assets	912,364			902,253			887,154
Liabilities
Interest bearing liabilities
Collateral received	6,579	19	0.6	4,849	37	1.5	2,378	20	1.7
Deposits and other borrowings	512,522	3,155	1.2	508,112	4,270	1.7	505,459	4,675	1.9
Loan capital	22,182	430	3.9	18,419	390	4.2	17,942	386	4.3
Other interest bearing liabilities[3]	201,285	2,080	2.1	207,779	2,913	2.8	203,600	3,624	3.6
Total interest bearing liabilities and interest expense	742,568	5,684	1.5	739,159	7,610	2.1	729,379	8,705	2.4
Non-interest bearing liabilities
Deposits and other borrowings	52,823			49,765			48,772
Derivative financial instruments	30,279			27,574			25,556
Life insurance liabilities	5,611			8,018			7,286
All other liabilities[4]	13,405			13,611			12,761
Total non-interest bearing liabilities	102,118			98,968			94,375
Total liabilities	844,686			838,127			823,754
Shareholders' equity	67,625			64,078			63,348
NCI	53			48			52
Total equity	67,678			64,126			63,400
Total liabilities and equity	912,364			902,253			887,154

Loans and other receivables[1]
Australia	587,528	11,401	3.9	589,007	12,657	4.3	589,849	13,274	4.5
New Zealand	83,841	1,738	4.1	80,074	1,799	4.5	78,432	1,851	4.7
Other overseas	28,887	361	2.5	25,292	410	3.2	27,831	449	3.2
Deposits and other borrowings
Australia	426,021	2,333	1.1	426,878	3,325	1.6	424,715	3,698	1.7
New Zealand	56,464	516	1.8	55,038	601	2.2	54,400	634	2.3
Other overseas	30,037	306	2.0	26,196	344	2.6	26,344	343	2.6
1.

Loans and other receivables are net of Stage 3 provisions, where interest income is determined based on their carrying value. Stage 1 and 2 provisions are not included in the average interest earning assets balance, as interest income is determined based on the gross value of loans and other receivables.

2.	Includes property and equipment, intangible assets, deferred tax assets, non-interest bearing loans relating to mortgage offset accounts and all other non-interest earning financial assets.
3.	Includes net impact of Treasury balance sheet management activities and the Bank Levy.
4.	Includes other financial liabilities, provisions, current and deferred tax liabilities and other liabilities.